Leases	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Leases [Line Items]
Leases

14. Leases

The Group has operating leases for corporate offices. These leases have remaining terms ranging from one to six years. Certain leases include options to extend or terminate the lease, but such options are not included in the determination of lease terms because the Group is not reasonably certain to exercise those options.

The following table summarizes the Group’s lease cost included within other general and administrative expenses in the consolidated statements of operations and comprehensive income:

	For the Year Ended December 31,
	2025	2024	2023
Operating lease expense	$1,100	$838	$1,273
Short-term lease expense	—	190	38
Total lease cost	$1,100	$1,028	$1,311

Supplemental information related to operating leases is summarized below:

	For the Year Ended December 31,
	2025	2024	2023
Operating cash flows for operating leases	$(1,352)	$(928)	$(887)
Supplemental non-cash amounts of lease liabilities arising from obtaining right of use assets	$—	$—	$—
	As of December 31,
	2025	2024	2023
Weighted average remaining lease term (in years) – operating leases	2.47	3.87	4.86
Weighted average discount rate – operating leases	4.97%	5.29%	5.29%
	As of December 31,
	2025	2024
Assets
Operating right of use assets	$2,957	$2,885
Total lease assets	$2,957	$2,885

Liabilities
Operating lease liability, current portion	$1,347	$895
Operating lease liability, net of current portion	1,528	2,096
Total lease liability	$2,875	$2,991

The following table summarizes the maturities of lease liabilities at December 31, 2025:

Year ending December 31,	Operating Leases
2026	$1,467
2027	983
2028	565
2029	63
Total minimum lease payments	3,077
Less effects of discounting	(202)
Total operating lease liability	$2,875